Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues
Total revenue	$ 17,472,536	$ 5,419,791	$ 32,687,028	$ 11,396,739	$ 34,959,399	$ 26,943,718
Cost of sales
Total cost of sales	5,598,307	3,114,093	9,181,645	6,231,482	15,815,358	14,902,350
Gross Profit	11,874,229	2,305,698	23,505,383	5,165,257	19,144,041	12,041,368
Operating expenses:
General and administrative	4,230,569	2,135,030	8,551,882	4,271,708	11,561,028	11,023,841
Sales and marketing	214,085	293,937	618,387	570,141	1,336,685	1,466,616
Depreciation	45,695	43,276	92,338	82,108	178,754	186,350
Total operating expenses	4,490,349	2,472,243	9,262,607	4,923,957	13,076,467	12,676,807
Operating income (loss)	7,383,880	(166,545)	14,242,776	241,300	6,067,574	(635,439)
Other income (expense):
Other interest income (expense)	72,848	10,986	205,296	15,469	(106,089)	(638,483)
Other income (expense)	219,277	(269,897)	101,440	(368,103)	(132,507)	1,510,508
Total other income (expense)	292,125	(258,911)	306,736	(352,634)	(238,596)	872,025
Income (loss) before provision for income taxes	7,676,005	(425,456)	14,549,512	(111,334)	5,828,978	236,586
Provision for income taxes
Net income (loss)	7,676,005	(425,456)	14,549,512	(111,334)	5,828,978	236,586
Less: Net income (loss) attributable to noncontrolling interest	(34,926)	12,467	(28,685)	33,777	31,389	(10,958)
Net income (loss) attributable to FDCTech’s shareholders	$ 7,710,931	$ (437,923)	$ 14,578,197	$ (145,111)	$ 5,797,589	$ 247,544
Net income (loss) per common share, basic	$ 1.82	$ (0.10)	$ 3.45	$ (0.03)	$ 0.01	$ 0.00
Net income (loss) per common share, diluted	$ 0.03	$ (0.10)	$ 0.06	$ (0.03)	$ 0.01	$ 0.00
Weighted average number of common shares outstanding basic	4,230,868	4,230,868	4,230,868	4,230,868	423,084,729	390,377,880
Weighted average number of common shares outstanding diluted	241,415,268	4,230,868	241,415,268	4,230,868	423,084,729	390,377,880
Other comprehensive income (loss):
Change in foreign currency translation	$ (108,751)	$ 144,028	$ (217,936)	$ 337,435	$ 369,038	$ (298,009)
Total other comprehensive income (loss)	(108,751)	144,028	(217,936)	337,435
Total comprehensive income (loss)	7,567,254	(281,428)	14,331,576	226,101	6,198,016	(61,423)
Comprehensive income (loss) attributable to noncontrolling interests	(43,385)	27,409	(36,117)	24,788	39,812	43
Comprehensive income (loss) attributable to FDCTech stockholders	7,610,639	(308,837)	14,367,693	201,313	6,158,204	(61,466)
Technology Service [Member]
Revenues
Total revenue	1,393,442	1,178,215	3,032,664	1,991,962	5,099,187	1,642,130
Cost of sales
Total cost of sales	115,610		115,610			173,708
Wealth Management [Member]
Revenues
Total revenue	1,814,104	1,653,670	3,379,956	3,188,522	6,430,897	6,498,404
Cost of sales
Total cost of sales	1,654,803	1,483,771	3,090,053	2,833,598	5,755,675	5,925,652
Brokerage Trading [Member]
Revenues
Total revenue	14,264,990	2,587,906	26,274,408	6,216,255
Cost of sales
Total cost of sales	$ 3,827,894	$ 1,630,322	$ 5,975,982	$ 3,397,884
Investment and Brokerage [Member]
Revenues
Total revenue					23,429,315	18,803,184
Cost of sales
Total cost of sales					$ 10,059,683	$ 8,802,990